Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of detailed information about property, plant and equipment

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2023		71,875	9,139	2,598	83,612
Additions		2,990	795	2,176	5,961
Business acquisitions/(business disposition)		8	(103)	(100)	(195)
Transfers		1,368	79	(2,317)	(870)
Retirements and disposals		(1,557)	(53)	(2)	(1,612)
Impairment losses recognized in earnings	8	—	(42)	—	(42)
Reclassified to assets held for sale	16	(8)	(10)	—	(18)
December 31, 2023		74,676	9,805	2,355	86,836
ACCUMULATED DEPRECIATION
January 1, 2023		49,236	5,120	—	54,356
Depreciation		3,254	491	—	3,745
Business disposition		(1)	(17)	—	(18)
Retirements and disposals		(1,508)	(37)	—	(1,545)
Transfers		23	2	—	25
Reclassified to assets held for sale	16	(6)	—	—	(6)
Other		(72)	(1)	—	(73)
December 31, 2023		50,926	5,558	—	56,484
NET CARRYING AMOUNT
January 1, 2023		22,639	4,019	2,598	29,256
December 31, 2023		23,750	4,247	2,355	30,352
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
January 1, 2022		70,923	8,889	2,241	82,053
Additions		2,824	394	2,675	5,893
Business acquisitions/(business disposition)		11	(28)	3	(14)
Transfers		1,180	51	(2,318)	(1,087)
Retirements and disposals		(3,063)	(35)	(3)	(3,101)
Impairment losses recognized in earnings	8	—	(132)	—	(132)
December 31, 2022		71,875	9,139	2,598	83,612
ACCUMULATED DEPRECIATION
January 1, 2022		49,122	4,696	—	53,818
Depreciation		3,195	465	—	3,660
Business disposition		(14)	(7)	—	(21)
Retirements and disposals		(3,025)	(28)	—	(3,053)
Transfers		2	(2)	—	—
Other		(44)	(4)	—	(48)
December 31, 2022		49,236	5,120	—	54,356
NET CARRYING AMOUNT
January 1, 2022		21,801	4,193	2,241	28,235
December 31, 2022		22,639	4,019	2,598	29,256
(1)Includes right-of-use assets. See Note 18, Leases, for additional details.

Disclosure of detailed information about intangible assets

ESTIMATED USEFUL LIFE
Property, plant and equipment
Network infrastructure and equipment	2 to 50 years
Buildings	5 to 50 years
Finite-life intangible assets
Software	2 to 12 years
Customer relationships	2 to 26 years
Program and feature film rights	Up to 5 years

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2023		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
Additions		471	—	1,260	149	1,880	—	53	—	53	1,933
Business acquisitions/(business disposition)		10	45	—	(4)	51	31	(7)	—	24	75
Transfers		897	—	—	(27)	870	—	—	—	—	870
Retirements and disposals		(576)	(69)	(2)	(4)	(651)	—	(2)	(9)	(11)	(662)
Impairment losses recognized in earnings	8	—	—	(45)	—	(45)	(34)	—	(17)	(51)	(96)
Amortization included in operating costs		—	—	(1,165)	—	(1,165)	—	—	—	—	(1,165)
Reclassified to assets held for sale	16	—	—	—	—	—	—	—	(26)	(26)	(26)
December 31, 2023		11,345	1,778	651	521	14,295	2,432	5,949	1,434	9,815	24,110
ACCUMULATED AMORTIZATION
January 1, 2023		5,734	1,060	—	204	6,998	—	—	—	—	6,998
Amortization		1,033	98	—	42	1,173	—	—	—	—	1,173
Retirements and disposals		(574)	(69)	—	(2)	(645)	—	—	—	—	(645)
Transfers		—	—	—	(25)	(25)	—	—	—	—	(25)
December 31, 2023		6,193	1,089	—	219	7,501	—	—	—	—	7,501
NET CARRYING AMOUNT
January 1, 2023		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183
December 31, 2023		5,152	689	651	302	6,794	2,432	5,949	1,434	9,815	16,609

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2022		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
Additions		484	1	1,208	7	1,700	—	44	—	44	1,744
Business acquisitions		6	65	—	3	74	26	75	—	101	175
Transfers		1,087	—	—	—	1,087	—	—	—	—	1,087
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
Impairment losses recognized in earnings	8	—	—	(53)	—	(53)	—	—	(94)	(94)	(147)
Amortization included in operating costs		—	—	(1,183)	—	(1,183)	—	—	—	—	(1,183)
December 31, 2022		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
ACCUMULATED AMORTIZATION
January 1, 2022		5,407	969	—	165	6,541	—	—	—	—	6,541
Amortization		926	91	—	46	1,063	—	—	—	—	1,063
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
December 31, 2022		5,734	1,060	—	204	6,998	—	—	—	—	6,998
NET CARRYING AMOUNT
January 1, 2022		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
December 31, 2022		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183